Additional disclosure requirements - Parent-Only Income Statements (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Condensed Income Statements, Captions [Line Items]
Interest from earning assets	€ 21,933	€ 24,499
Dividends from affiliated companies	309	265
Interest expense	(5,737)	(8,297)
Non-interest income	1,167	765
Non-interest expense	(1,289)	(1,122)
Operating profit/(loss) before tax	6,914	(6,410)
Tax expense or income from continuing operations	(2,474)	(3,928)
Profit/(loss) for the period	4,440	(10,338)
Banco Santander S.A. | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Interest from earning assets	3,473	3,628
Dividends from affiliated companies	1,139	654
Interest and dividends from affiliates	4,612	4,282
Interest expense	(1,369)	(1,763)
Interest income/(Charges)	3,243	2,519
Provision for credit losses	(916)	(1,070)
Interest income/ (Charges) after provision for credit losses	2,327	1,449
Non-interest income	2,134	2,058
Non-interest expense	(3,411)	(8,571)
Operating profit/(loss) before tax	1,050	(5,064)
Tax expense or income from continuing operations	(147)	(1,747)
Profit/(loss) for the period	903	(6,811)
Banco Santander S.A. | Reportable Legal Entities | Bank Subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividends from affiliated companies	886	407
Banco Santander S.A. | Reportable Legal Entities | Non-Bank Subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividends from affiliated companies	€ 253	€ 247